Consolidated Statement of Changes in Equity (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proportion of ownership interest in subsidiary			98.63%
Converting note payable		₨ 7,958
Minimum [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proportion of ownership interest in subsidiary	98.55%	98.64%
Maximum [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proportion of ownership interest in subsidiary	98.59%
Minimum [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proportion of ownership interest in subsidiary		98.63%
Maximum [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Proportion of ownership interest in subsidiary		98.64%	98.55%